Equity - Schedule of Shareholders Equity Tax Account (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [abstract]
Contributed capital account	$ 23,197,291	$ 21,903,565	$ 26,428,488
Net tax income account	12,516,766	11,743,049	6,826,301
Stockholders equity tax account	$ 35,714,057	$ 33,646,614	$ 33,254,789